Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Classes of Loans
Classes of loans at December 31, include:

	2012	2011

Mortgage loans on real estate
Residential 1-4 family	$41,386,147	$39,472,008
Commercial	30,973,177	40,169,813
Agricultural	37,392,116	29,971,649
Home equity	12,733,963	16,042,788
Total mortgage loans on real estate	122,485,403	125,656,258

Commercial loans	29,046,437	23,198,454
Agricultural	10,982,491	9,590,745
Consumer	14,571,819	15,755,973
	177,086,150	174,201,430

Less
Net deferred loan fees	(6,373)	39,721
Allowance for loan losses	3,339,464	3,296,607

Net loans	$173,753,059	$170,865,102

Allowance for Loan Losses and Recorded Investment in Loans based on Portfolio Segment and Impairment Method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

December 31, 2012
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Provision charged to expense	99,055	(11,157)	34,414	219,102	(14,498)	86,076	74,224	2,784	490,000
Losses charged off	(82,192)	(356,270)	—	—	—	(80,126)	(66,958)	—	(585,546)
Recoveries	26,943	88,715	—	3,285	—	13,637	5,823	—	138,403
Balance, end of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Ending balance: individually evaluated for impairment	$—	$262,177	$—	$610,779	$—	$—	$6,185	$—	$879,141
Ending balance: collectively evaluated for impairment	$741,029	$566,696	$149,568	$323,472	$43,930	$328,996	$145,289	$161,343	$2,460,323

Loans:
Ending balance	$41,386,147	$30,973,177	$37,392,116	$29,046,437	$10,982,491	$12,733,963	$14,571,819	$—	$177,086,150
Ending balance: individually evaluated for impairment	$339,513	$1,603,956	$—	$728,672	$—	$56,677	$14,392	$—	$2,743,210
Ending balance: collectively evaluated for impairment	$41,046,634	$29,369,221	$37,392,116	$28,317,765	$10,982,491	$12,677,286	$14,557,427	$—	$174,342,940

December 31, 2011
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$561,309	$1,193,928	$92,988	$472,376	$58,250	$300,257	$163,690	$121,487	$2,964,285
Provision charged to expense	266,296	195,118	22,166	83,654	178	26,863	(6,347)	37,072	625,000
Losses charged off	(130,382)	(306,303)	—	—	—	(24,904)	(25,289)	—	(486,878)
Recoveries	—	24,842	—	155,834	—	7,193	6,331	—	194,200
Balance, end of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Ending balance: individually evaluated for impairment	$36,300	$357,880	$—	$296,149	$—	$—	$—	$—	$690,329
Ending balance: collectively evaluated for impairment	$660,923	$749,705	$115,154	$415,715	$58,428	$309,409	$138,385	$158,559	$2,606,278

Loans:
Ending balance	$39,472,008	$40,169,813	$29,971,649	$23,198,454	$9,590,745	$16,042,788	$15,755,973	$—	$174,201,430
Ending balance: individually evaluated for impairment	$551,921	$1,727,406	$—	$552,814	$—	$29,353	$7,569	$—	$2,869,063
Ending balance: collectively evaluated for impairment	$38,920,087	$38,442,407	$29,971,649	$22,645,640	$9,590,745	$16,013,435	$15,748,404	$—	$171,332,367

Credit Risk Profile of Loan Portfolio based on Rating Category and Payment Activity
The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of December 31, 2012 and 2011:

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2012	2011	2012	2011	2012	2011	2012	2011

Pass	$38,123,451	$36,040,795	$28,283,081	$36,936,906	$37,392,116	$29,567,057	$28,301,663	$22,253,904
Special Mention	1,273,558	1,642,602	187,936	574,484	—	404,592	849	3,402
Substandard	1,989,138	1,788,611	2,502,160	2,658,423	—	—	743,925	941,148

Total	$41,386,147	$39,472,008	$30,973,177	$40,169,813	$37,392,116	$29,971,649	$29,046,437	$23,198,454

	Agricultural Business		Home Equity		Consumer
	2012	2011	2012	2011	2012	2011

Pass	$10,982,491	$9,336,899	$11,919,440	$14,746,631	$14,291,487	$15,409,729
Special Mention	—	253,846	272,563	278,323	111,945	153,316
Substandard	—	—	541,960	1,017,834	168,387	192,928

Total	$10,982,491	$9,590,745	$12,733,963	$16,042,788	$14,571,819	$15,755,973

Loan Portfolio Aging Analysis
The following tables present the Company’s loan portfolio aging analysis as of December 31, 2012 and 2011:

	December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$727,315	$213,126	$984,996	$1,925,437	$39,460,710	$41,386,147	$—
Agricultural real estate	—	—	—	—	37,392,116	37,392,116	—
Commercial real estate	—	—	279,622	279,622	30,693,555	30,973,177	—
Agricultural business	—	—	—	—	10,982,491	10,982,491	—
Commercial	—	—	—	—	29,046,437	29,046,437	—
Home equity	158,414	70,596	136,508	365,518	12,368,445	12,733,963	—
Consumer	181,171	64,390	33,692	279,253	14,292,566	14,571,819	—

Total	$1,066,900	$348,112	$1,434,818	$2,849,830	$174,236,320	$177,086,150	$—

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$289,337	$161,654	$1,020,862	$1,471,853	$38,000,155	$39,472,008	$—
Agricultural real estate	—	—	—	—	29,971,649	29,971,649	—
Commercial real estate	75,924	—	48,428	124,352	40,045,461	40,169,813	—
Agricultural business	—	—	—	—	9,590,745	9,590,745	—
Commercial	—	—	—	—	23,198,454	23,198,454	—
Home equity	511,562	50,455	197,191	759,208	15,283,580	16,042,788	—
Consumer	156,404	126,077	37,337	319,818	15,436,155	15,755,973	—

Total	$1,033,227	$338,186	$1,303,818	$2,675,231	$171,526,199	$174,201,430	$—

Impaired Loan
The following tables present impaired loans for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$339,513	$339,513	$—	$343,593	$17,163	$16,909
Commercial real estate	201,135	201,135	—	205,756	27,727	16,136
Consumer	8,207	8,207	—	9,795	495	422
Home equity	56,677	56,677	—	57,934	4,087	4,162
Loans with a specific valuation allowance
Commercial real estate	1,402,821	1,402,821	262,177	1,443,005	91,130	91,075
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	6,185	6,185	6,185	7,096	573	576
Total:
1-4 family	339,513	339,513	—	343,593	17,163	16,909
Commercial real estate	1,603,956	1,603,956	262,177	1,648,761	118,857	107,211
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	14,392	14,392	6,185	16,891	1,068	998
Home equity	56,677	56,677	—	57,934	4,087	4,162

Total	$2,743,210	$2,743,210	$879,141	$2,848,158	$186,062	$182,178

	December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$235,856	$235,856	$—	$249,103	$10,446	$11,162
Commercial real estate	69,249	69,249	—	71,972	457	254
Commercial	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Home equity	29,353	29,353	—	21,954	1,933	1,605
Loans with a specific valuation allowance
1-4 family	316,065	316,065	36,300	368,040	25,241	18,341
Commercial real estate	1,658,157	1,658,157	357,880	1,726,905	88,084	117,289
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	—	—	—	—	—	—
Total:
1-4 family	551,921	551,921	36,300	617,143	35,687	29,503
Commercial real estate	1,727,406	1,727,406	357,880	1,798,877	88,541	117,543
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	29,353	29,353	—	21,954	1,933	1,605

Total	$2,869,063	$2,869,063	$690,329	$3,038,339	$163,390	$185,279

Recorded Balance at Original Cost of Troubled Debt Restructurings
The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of December 31, 2012 and 2011.

	2012	2011

1-4 family	$267,916	$213,966
Agricultural real estate	—	—
Commercial real estate	1,011,350	1,075,483
Agricultural business	—	—
Commercial	701,271	477,798
Home equity	84,123	125,588
Consumer	91,206	83,962

Total	$2,155,866	$1,976,797

Recorded Balance at Original Cost of Troubled Debt Restructurings which were Performing According to Terms of Restructuring
The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of December 31, 2012 and 2011.

	2012	2011

1-4 family	$127,399	$131,990
Agricultural real estate	—	—
Commercial real estate	983,450	1,007,723
Agricultural business	—	—
Commercial	701,271	477,798
Home equity	84,123	95,769
Consumer	89,045	83,962

Total	$1,985,288	$1,797,242

Loans Modified as Troubled Debt Restructurings
The following table presents loans modified as troubled debt restructurings during the years ended December 31, 2012 and 2011.

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	2	$70,739	3	$178,046
Agricultural real estate	—	—	—	—
Commercial real estate	—	—	2	938,474
Agricultural business	—	—	—	—
Commercial	2	266,968	5	143,814
Home equity	3	21,422	2	95,769
Consumer	3	20,513	1	3,430

Total	10	$379,642	13	$1,359,533

Nonaccrual Loans
The following table presents the Company’s nonaccrual loans at December 31, 2012 and 2011.  This table excludes performing troubled debt restructurings.

	2012	2011

1-4 family	$1,203,328	$1,297,953
Agricultural real estate	—	—
Commercial real estate	560,073	361,524
Agricultural business	—	—
Commercial	51,436	66,852
Home equity	276,877	423,113
Consumer	122,064	251,025

Total	$2,213,778	$2,400,467